Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 10,890,749	€ 4,270,082
Consulting Professional And Audit Liability [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	642,662	786,116
Clinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	3,824,468	386,328
Manufacturing Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	2,285,584	1,231,514
Preclinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	885,030	398,468
Personnel Related Accruals [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	2,971,068	1,459,162
Other Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 281,937	€ 8,495